Document and Entity Information	Apr. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001587246
Document Type	8-K
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	Cypress Environmental Partners, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-36260
Entity Tax Identification Number	61-1721523
Entity Address, Address Line One	5727 S. Lewis Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74105
City Area Code	(918)
Local Phone Number	748-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	CELP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false